PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
Schedule of Property and Equipment [Table Text Block]
	October 31, 2014	April 30, 2014
Property and Equipment	2,079	2,079
Acc. Depreciation	577	312
	1,502	1,767

	April 30

	2014	2013
Property and Equipment	2,079	0
Acc. Depreciation	312	0
	1,767	0